Net (Loss)/Earnings per Share	12 Months Ended
Dec. 31, 2023
Net (Loss)/Earnings per Share
Net (Loss)/Earnings per Share

20. Net (Loss)/Earnings per Share

Basic and diluted (loss)/earnings per share have been calculated in accordance with ASC260 for the years ended December 31, 2021, 2022 and 2023:

	For the Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(37,636)	(66,107)	25,944
Net loss/(income) attributable to non-controlling interests	29,265	553	(4,664)
Net (loss)/income attributable to So-Young International Inc.	(8,371)	(65,554)	21,280

Denominator:
Weighted average number of ordinary shares outstanding, basic	81,680,504	82,665,269	77,646,899
Weighted average number of ordinary shares outstanding, diluted	81,680,504	82,665,269	78,054,950
Net (loss)/earnings per share, basic	(0.10)	(0.79)	0.27
Net (loss)/earnings per share, diluted	(0.10)	(0.79)	0.27
Net (loss)/earnings per ADS, basic	(0.08)	(0.61)	0.21
Net (loss)/earnings per ADS, diluted	(0.08)	(0.61)	0.21

Basic and diluted (loss)/earnings per ordinary share are computed using the weighted average number of ordinary shares outstanding during the year. Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.

The Group did not include certain share options in the computation of diluted net loss per share for the years ended December 31, 2021 and 2022, because those share options were anti-dilutive.